Alliance Government Reserves
This is filed pursuant to Rule 497(e).
File Nos. 2-63315 and 811-02889.

                                     YIELDS
  For current recorded yield
 information on the Funds, call
 toll-free (800) 221-9513.

  The Funds are open-end management
 investment companies with invest-
 ment objectives of safety, liquid-
 ity and maximum current income (in
 the case of Alliance Municipal
 Trust-General, exempt from Federal
 income taxes and, in the case of
 the New York, California, Connect-
 icut, New Jersey, Virginia and
 Florida Portfolios, exempt from
 Federal and state income taxes of
 the respective states) to the ex-
 tent consistent with the first two
 objectives. Alliance Capital Re-
 serves, Alliance Government Re-
 serves, Alliance Treasury Reserves
 and the General Portfolio of Alli-
 ance Municipal Trust are diversi-
 fied. The New York, California,
 Connecticut, New Jersey, Virginia
 and Florida Portfolios of Alliance
 Municipal Trust are non-diversi-
 fied, and are offered only to res-
 idents of New York, California,
 Connecticut, New Jersey, Virginia
 and Florida, respectively. This
 prospectus sets forth the informa-
 tion about each Fund that a pro-
 spective investor should know be-
 fore investing. Please retain it
 for future reference.

  AN INVESTMENT IN A FUND IS (I)
 NEITHER INSURED NOR GUARANTEED BY
 THE U.S. GOVERNMENT; (II) NOT A
 DEPOSIT OR OBLIGATION OF, OR GUAR-
 ANTEED OR ENDORSED BY, ANY BANK;
 AND (III) NOT FEDERALLY INSURED BY
 THE FEDERAL DEPOSIT INSURANCE COR-
 PORATION, THE FEDERAL RESERVE
 BOARD OR ANY OTHER AGENCY. THERE
 CAN BE NO ASSURANCE THAT A FUND
 WILL BE ABLE TO MAINTAIN A STABLE
 NET ASSET VALUE OF $1.00 PER
 SHARE.

  A "Statement of Additional Infor-
 mation" for each Fund dated Novem-
 ber 1, 1995, which provides a fur-
 ther discussion of certain areas
 in this prospectus and other mat-
 ters which may be of interest to
 some investors, has been filed
 with the Securities and Exchange
 Commission and is incorporated
 herein by reference. A free copy
 may be obtained by contacting your
 IMS Investment Advisor.

  THESE SECURITIES HAVE NOT BEEN
 APPROVED OR DISAPPROVED BY THE SE-
 CURITIES AND EXCHANGE COMMISSION
 OR ANY STATE SECURITIES COMMISSION
 NOR HAS THE SECURITIES AND EX-
 CHANGE COMMISSION OR ANY STATE SE-
 CURITIES COMMISSION PASSED UPON
 THE ACCURACY OR ADEQUACY OF THIS
 PROSPECTUS. ANY REPRESENTATION TO
 THE CONTRARY IS A CRIMINAL OF-
 FENSE.

 CONTENTS

  Expense Information.......................................................   2
  Financial Highlights......................................................   3
  Investment Objectives and Policies........................................   9
  Purchase and Redemption of Shares.........................................  13
  Additional Information....................................................  14

                                      IMS

                                  INVESTMENT
                                --------------
                                  MANAGEMENT
                                --------------
                                   SUPPORT


                                PRESENTS. . . .



                         .ALLIANCE CAPITAL RESERVES

                         .ALLIANCE GOVERNMENT RESERVES

                         .ALLIANCE TREASURY RESERVES

                         .ALLIANCE MUNICIPAL TRUST--

                             GENERAL PORTFOLIO

                             NEW YORK PORTFOLIO

                             CALIFORNIA PORTFOLIO

                             CONNECTICUT PORTFOLIO

                             NEW JERSEY PORTFOLIO

                             VIRGINIA PORTFOLIO

                             FLORIDA PORTFOLIO



                      Prospectus
                      November 1, 1995

                   ----------------------------------------

                                 A SERVICE OF

                               PERSHING DIVISION

                                      OF

              DONALDSON, LUFKIN & JENRETTE SECURITIES CORPORATION

                              ONE PERSHING PLAZA

                                   5TH FLOOR

                         JERSEY CITY, NEW JERSEY 07399

                              EXPENSE INFORMATION


SHAREHOLDER TRANSACTION EXPENSES

  The Funds have no sales load on purchases or reinvested dividends, deferred sales load, redemption fee or exchange fee.

ANNUAL FUND OPERATING
 EXPENSES (as a percentage
 of average net assets,
 after expense              ACR   AGR   ATR   AMT-GEN AMT-NY AMT-CA AMT-CT AMT-NJ AMT-VA AMT-FL
 reimbursement)             ---   ----  ----  ------- ------ ------ ------ ------ ------ ------
   Management Fees........   .48%  .48%  .50%   .50%    .50%   .50%   .50%   .50%   .50%   .50%
   12b-1 Fees.............   .25   .23   .20    .25     .25    .25    .25    .25    .25    .25
   Other Expenses.........   .27   .29   .30    .25     .25    .25    .25    .25    .25    .25
                            ----  ----  ----   ----    ----   ----   ----   ----   ----   ----
   Total Fund Operating
    Expenses..............  1.00% 1.00% 1.00%  1.00%   1.00%  1.00%  1.00%  1.00%  1.00%  1.00%

EXAMPLE

  You would pay the following expenses on a $1,000 investment, assuming a 5% annual return (cumulatively through the end of each time period):

                                                 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                 ------ ------- ------- --------
   ACR..........................................  $10     $32     $55     $122
   AGR..........................................  $10     $32     $55     $122
   ATR..........................................  $10     $32     $55     $122
   AMT-General..................................  $10     $32     $55     $122
   AMT-New York.................................  $10     $32     $55     $122
   AMT-California...............................  $10     $32     $55     $122
   AMT-Connecticut..............................  $10     $32     $55     $122
   AMT-New Jersey...............................  $10     $32     $55     $122
   AMT-Virginia.................................  $10     $32     $55     $122
   AMT-Florida..................................  $10     $32     $55     $122

  The purpose of the foregoing table is to assist the investor in understanding the various costs and expenses that an investor in the Fund will bear directly and indirectly. The expenses listed in the table for AGR, ATR and AMT-CT, AMT-NJ, AMT-VA and AMT-FL are net of the contractual reimbursement by the Adviser described in this prospectus. The expenses of such Portfolios (except for AMT-FL which did not commence operations until after June 30, 1995), before expense reimbursements, would be: AGR: Management Fee--.48%, 12b-1 Fees--.25%, Other Expenses--.29% and Total Operating Expenses--1.02%;
ATR: Management Fees--.50%, 12b-1 Fees--.25%, Other Expenses--.30% and Total Operating Expenses--1.05%; AMT-CT: Management Fees--.50%, 12b-1 Fees--.25%, Other Expenses--.39% and Total Fund Operating Expenses--1.14%; AMT-NJ:
Management Fees--.50%, 12b-1 Fees--.25%, Other Expenses--.40% and Total Operating Expenses--1.15%; and AMT-VA: Management Fees--.50%, 12b-1 Fees--
 .25%, Other Expenses--.35% and Total Operating Expenses--1.10%. For AMT-FL, "Other Expenses" are based on estimated amounts for the current fiscal year. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES; ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

     FINANCIAL HIGHLIGHTS . FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
                 (AUDITED EXCEPT WITH RESPECT TO AMT--FLORIDA)


  The following tables, except with respect to AMT-Florida, have been audited by McGladrey & Pullen LLP, each of the Fund's independent auditors, whose unqualified report thereon appears in each Statement of Additional Information. This information should be read in conjunction with the financial statements and notes thereto included in each Fund's Statement of Additional Information. Further information about a Fund's performance is contained in each Fund's annual report, which is available without charge upon request.

                                                      YEAR ENDED JUNE 30,
 ALLIANCE CAPITAL RESERVES  ---------------------------------------------------------------------------------
                             1995    1994    1993    1992    1991    1990    1989    1988     1987     1986
                            ------  ------  ------  ------  ------  ------  ------  -------  -------  -------
 Net asset value,
  beginning of period.....   $1.00   $1.00   $1.00   $1.00   $1.00   $1.00   $1.00    $1.00    $1.00    $1.00
                            ------  ------  ------  ------  ------  ------  ------  -------  -------  -------
 INCOME FROM INVESTMENT
  OPERATIONS
 Net investment income....   .0447   .0255   .0266   .0438   .0662   .0782   .0788   0.0625   0.0549   0.0685
 Net realized gain on
  investments.............     -0-     -0-   .0003   .0013     -0-     -0-     -0-      -0-      -0-      -0-
                            ------  ------  ------  ------  ------  ------  ------  -------  -------  -------
 Net increase in net
  assets from operations..   .0447   .0255   .0269   .0451   .0662   .0782   .0788   0.0625   0.0549   0.0685
                            ------  ------  ------  ------  ------  ------  ------  -------  -------  -------
 LESS: DISTRIBUTIONS
 Dividends from net
  investment income.......  (.0447) (.0255) (.0266) (.0438) (.0662) (.0782) (.0788) (0.0625) (0.0549) (0.0685)
 Distributions from net
  realized gains..........     -0-     -0-  (.0003) (.0013)    -0-     -0-     -0-      -0-      -0-      -0-
                            ------  ------  ------  ------  ------  ------  ------  -------  -------  -------
 Total dividends and
  distributions...........  (.0447) (.0255) (.0269) (.0451) (.0662) (.0782) (.0788) (0.0625) (0.0549) (0.0685)
                            ------  ------  ------  ------  ------  ------  ------  -------  -------  -------
 Net asset value, end of
  period..................   $1.00   $1.00   $1.00   $1.00   $1.00   $1.00   $1.00    $1.00    $1.00    $1.00
                            ======  ======  ======  ======  ======  ======  ======  =======  =======  =======
 TOTAL RETURNS
 Total investment return
  based on:
  Net asset value(a)......    4.57%   2.58%   2.73%   4.61%   6.84%   8.14%   8.20%    6.45%    5.64%    7.09%
 RATIOS/SUPPLEMENTAL DATA
 Net assets, end of year
  (in millions)...........  $3,024  $2,417  $2,112  $1,947  $1,937  $1,891  $1,536   $1,392   $1,458   $1,198
 Ratio to average net
  assets of:
  Expenses, net of waivers
   and reimbursements.....    1.00%   1.00%   1.00%   1.00%    .97%    .88%    .95%     .95%     .99%    1.01%
  Expenses, before waivers
   and reimbursements.....    1.03%   1.03%   1.00%   1.00%    .97%    .98%   1.05%    1.05%    1.09%    1.11%
  Net investment
   income(b)..............    4.51%   2.57%   2.65%   4.37%   6.62%   7.82%   7.87%    6.26%    5.50%    6.85%

-------
(a) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.
(b) Net of waivers and reimbursements.

ALLIANCE GOVERNMENT                                     YEAR ENDED JUNE 30,
RESERVES                  ----------------------------------------------------------------------------------------
                           1995     1994     1993     1992     1991     1990     1989     1988     1987     1986
                          -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
Net asset value, begin-
 ning of period.........    $1.00    $1.00    $1.00    $1.00    $1.00    $1.00    $1.00    $1.00    $1.00    $1.00
                          -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
INCOME FROM INVESTMENT
 OPERATIONS
Net investment income...    .0439    .0244    .0256    .0421    .0640    .0765    .0774   0.0612   0.0541   0.0659
Net realized gain on in-
 vestments..............      -0-      -0-    .0001      -0-      -0-    .0001      -0-      -0-      -0-      -0-
                          -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
Net increase in net
 assets from operations.    .0439    .0244    .0257    .0421    .0640    .0766    .0774   0.0612   0.0541   0.0659
                          -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
LESS: DISTRIBUTIONS
Dividends from net in-
 vestment income........   (.0439)  (.0244)  (.0256)  (.0421)  (.0640)  (.0765)  (.0774) (0.0612) (0.0541) (0.0659)
Distributions from net
 realized gains.........      -0-      -0-   (.0001)     -0-      -0-   (.0001)     -0-      -0-      -0-      -0-
                          -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
Total dividends and dis-
 tributions.............   (.0439)  (.0244)  (.0257)  (.0421)  (.0640)  (.0766)  (.0774) (0.0612) (0.0541) (0.0659)
                          -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
Net asset value, end of
 period.................    $1.00    $1.00    $1.00    $1.00    $1.00    $1.00    $1.00    $1.00    $1.00    $1.00
                          =======  =======  =======  =======  =======  =======  =======  =======  =======  =======
TOTAL RETURNS
Total investment return
 based on:
 net asset value(a).....     4.48%    2.48%    2.60%    4.30%    6.61%    7.96%    8.04%    6.31%    5.56%    6.81%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
 (in millions)..........   $2,514   $2,061   $1,783   $1,572   $1,070     $584     $522     $315     $260     $254
Ratio to average net as-
 sets of:
 Expenses, net of
  waivers and
  reimbursements........     1.00%    1.00%    1.00%     .95%     .89%     .88%     .88%     .80%     .95%    1.00%
 Expenses, before
  waivers and
  reimbursements........     1.05%    1.04%    1.02%     .97%     .93%     .98%     .98%     .90%    1.05%    1.10%
 Net investment
  income(b).............     4.42%    2.46%    2.55%    4.17%    6.28%    7.65%    7.86%    6.13%    5.41%    6.58%

-------
(a) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.
(b) Net of waivers and reimbursement.

                                                           SEPTEMBER 1, 1993(A)
                                              YEAR ENDED         THROUGH
                                             JUNE 30, 1995    JUNE 30, 1994
ALLIANCE TREASURY RESERVES                   ------------- --------------------
Net asset value, beginning of period........      $1.00            $1.00
                                               --------          -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income.......................      .0460            .0260
                                               --------          -------
LESS: DISTRIBUTIONS
Dividends from net investment income........     (.0460)          (.0260)
                                               --------          -------
Net asset value, end of period..............      $1.00            $1.00
                                               ========          =======
TOTAL RETURNS
Total investment return based on:
 net asset value (b)........................       4.71%            3.18%(c)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in thousands)......   $493,702          $80,720
Ratio to average net assets of:
 Expenses, net of waivers and reimburse-
  ments.....................................        .69%             .28%(c)
 Expenses, before waivers and reimburse-
  ments.....................................       1.05%            1.28%(c)
 Net investment income (d)..................       4.86%            3.24%(c)

-------
(a) Commencement of operations.
(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.
(c) Annualized.
(d) Net of waivers and reimbursements.

                                                       GENERAL PORTFOLIO
ALLIANCE MUNICIPAL TRUST  ----------------------------------------------------------------------------------------
                                   YEAR ENDED JUNE 30,                     SIX MONTHS   YEAR ENDED DECEMBER 31,
                          ----------------------------------------------      ENDED     --------------------------
                           1995       1994    1993   1992   1991   1990   JUNE 30, 1989 1988   1987   1986   1985
                          ------     ------  ------  -----  -----  -----  ------------- -----  -----  -----  -----
Net asset value,
 beginning of period....   $1.00      $1.00   $1.00  $1.00  $1.00  $1.00      $1.00     $1.00  $1.00  $1.00  $1.00
                          ------     ------  ------  -----  -----  -----      -----     -----  -----  -----  -----
INCOME FROM INVESTMENT
 OPERATIONS
Net investment income...    .028       .018    .020   .034   .046   .055       .030      .047   .041   .044   .049
Net realized and
 unrealized loss on
 investments............   (.003)       -0-     -0-    -0-    -0-    -0-        -0-       -0-    -0-    -0-    -0-
                          ------     ------  ------  -----  -----  -----      -----     -----  -----  -----  -----
Net increase in net
 asset value from
 operations.............    .025       .018    .020   .034   .046   .055       .030      .047   .041   .044   .049
                          ------     ------  ------  -----  -----  -----      -----     -----  -----  -----  -----
ADD: CAPITAL
 CONTRIBUTIONS
Capital Contributed by
 the Adviser............    .003        -0-     -0-    -0-    -0-    -0-        -0-       -0-    -0-    -0-    -0-
                          ------     ------  ------  -----  -----  -----      -----     -----  -----  -----  -----
LESS: DISTRIBUTIONS
Dividends from net
 investment income......   (.028)     (.018)  (.020) (.034) (.046) (.055)     (.030)    (.047) (.041) (.044) (.049)
                          ------     ------  ------  -----  -----  -----      -----     -----  -----  -----  -----
Net asset value, end of
 period.................   $1.00      $1.00   $1.00  $1.00  $1.00  $1.00      $1.00     $1.00  $1.00  $1.00  $1.00
                          ======     ======  ======  =====  =====  =====      =====     =====  =====  =====  =====
TOTAL RETURNS
Total investment return
 based on:
 net asset value(a).....    2.83%(c)   1.81%   2.05%  3.48%  4.71%  5.65%      6.13%(b)  4.81%  4.18%  4.50%  5.04%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of
 period (in millions)...  $1,189     $1,134  $1,016   $914   $883   $798       $695      $633   $690   $794   $374
Ratio to average net
 assets of:
 Expense, net of waivers
  and reimbursements....     .94%       .92%    .92%   .92%   .89%   .83%       .84%(b)   .83%   .80%   .80%   .85%
 Expense, before waivers
  and reimbursements....     .95%       .94%    .94%   .95%   .95%   .93%       .94%(b)   .93%   .90%   .90%   .95%
 Net investment
  income(d).............    2.78%      1.80%   2.02%  3.40%  4.57%  5.50%      5.96%(b)  4.69%  4.08%  4.31%  4.87%

-------
(a) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.
(b) Annualized.
(c) The capital contribution by the Adviser has no effect on total return.
(d) Net of expenses reimbursed or waived by the Adviser.

                                                              NEW YORK PORTFOLIO
                     -------------------------------------------------------------------------------------------------------------
                                                                                                YEAR ENDED
                                     YEAR ENDED JUNE 30,                        SIX MONTHS     DECEMBER 31,     OCTOBER 6, 1986(A)
                     --------------------------------------------------------      ENDED      ----------------          TO
                       1995      1994      1993      1992     1991     1990    JUNE 30, 1989   1988     1987    DECEMBER 31, 1986
                     --------  --------  --------  --------  -------  -------  -------------  -------  -------  ------------------
Net asset value,
 beginning of
 period..........       $1.00     $1.00     $1.00     $1.00    $1.00    $1.00       $1.00       $1.00    $1.00         $1.00
                     --------  --------  --------  --------  -------  -------     -------     -------  -------       -------
INCOME FROM
 INVESTMENT
 OPERATIONS
Net investment
 income..........        .028      .018      .019      .034     .042     .051        .027        .041     .036          .008
                     --------  --------  --------  --------  -------  -------     -------     -------  -------       -------
LESS
 DISTRIBUTIONS
Dividends from
 net investment
 income..........       (.028)    (.018)    (.019)    (.034)   (.042)   (.051)      (.027)      (.041)   (.036)        (.008)
                     --------  --------  --------  --------  -------  -------     -------     -------  -------       -------
Net asset value,
 end of period...       $1.00     $1.00     $1.00     $1.00    $1.00    $1.00       $1.00       $1.00    $1.00         $1.00
                     ========  ========  ========  ========  =======  =======     =======     =======  =======       =======
TOTAL RETURNS
Total investment
 return based on:
 net asset
 value(b)........        2.84%     1.77%     1.94%     3.47%    4.32%    5.26%       5.61%(c)    4.14%    3.71%         3.46%(c)
RATIOS/SUPPLEMENTAL
 DATA
Net assets, end
 of period (000's
 omitted)........    $177,254  $162,839  $100,529  $100,476  $71,748  $62,536     $41,910     $41,335  $58,684       $78,462
Ratio to average
 net assets of:
 Expenses, net of
  waivers and
  reimbursements.         .85%      .84%      .80%      .80%     .80%     .80%        .85%(c)    1.00%     .87%          .55%(c)
 Expenses, before
  waivers and
  reimbursements.        1.03%     1.08%     1.06%     1.12%    1.15%    1.18%       1.35%(c)    1.33%     .97%         1.05%(c)
 Net investment
  income(d)......        2.81%     1.77%     1.91%     3.35%    4.20%    5.13%       5.45%(c)    4.03%    3.62%         3.48%(c)

-------
(a) Commencement of operations.
(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.
(c) Annualized.
(d) Net of expenses reimbursed or waived by the Adviser.

                                                            CALIFORNIA PORTFOLIO
                          ----------------------------------------------------------------------------------------------
                                           YEAR ENDED JUNE 30,                                          JUNE 2, 1988(A)
                          ----------------------------------------------------------  SIX MONTHS ENDED      THROUGH
                            1995      1994      1993      1992      1991      1990     JUNE 30, 1989   DECEMBER 31, 1988
                          --------  --------  --------  --------  --------  --------  ---------------- -----------------
Net asset value,
 beginning of period....     $1.00     $1.00     $1.00     $1.00     $1.00     $1.00         $1.00            $1.00
                          --------  --------  --------  --------  --------  --------      --------         --------
INCOME FROM INVESTMENT
 OPERATIONS
Net investment income...      .027      .018      .020      .032      .043      .050          .029             .030
                          --------  --------  --------  --------  --------  --------      --------         --------
LESS: DISTRIBUTIONS
Dividends from net
 investment income......     (.027)    (.018)    (.020)    (.032)    (.043)    (.050)        (.029)           (.030)
                          --------  --------  --------  --------  --------  --------      --------         --------
Net asset value, end of
 period.................     $1.00     $1.00     $1.00     $1.00     $1.00     $1.00         $1.00            $1.00
                          ========  ========  ========  ========  ========  ========      ========         ========
TOTAL RETURNS
Total investment return
 based on:
 net asset value(b).....      2.78%     1.83%     2.05%     3.26%     4.43%     5.17%         6.02%(c)         5.20%(c)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of
 period (000's omitted).  $236,479  $219,673  $156,200  $121,317  $111,957  $104,097      $242,124         $103,390
Ratio to average net
 assets of:
 Expenses, net of
  waivers and
  reimbursements........       .93%      .93%      .93%      .95%     1.00%      .99%          .92%(c)          .89%(c)
 Expenses, before
  waivers and
  reimbursements........      1.01%     1.02%     1.02%     1.05%     1.10%     1.09%         1.02%(c)         1.10%(c)
 Net investment
  income(d).............      2.75%     1.82%     2.01%     3.18%     4.32%     5.03%         5.90%(c)         5.21%(c)

-------
(a) Commencement of operations.
(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.
(c) Annualized.
(d) Net of expenses reimbursed or waived by the Adviser.

                                            CONNECTICUT PORTFOLIO
                          ---------------------------------------------------------------
                                    YEAR ENDED JUNE 30,                JANUARY 5, 1990(A)
                          -------------------------------------------       THROUGH
                           1995     1994     1993     1992     1991      JUNE 30, 1990
                          -------  -------  -------  -------  -------  ------------------
Net asset value,
 beginning of period ...    $1.00    $1.00    $1.00    $1.00    $1.00         $1.00
                          -------  -------  -------  -------  -------       -------
INCOME FROM INVESTMENT
 OPERATIONS
Net investment income...     .028     .017     .020     .033     .045          .026
                          -------  -------  -------  -------  -------       -------
LESS: DISTRIBUTIONS
Dividends from net
 investment income......    (.028)   (.017)   (.020)   (.033)   (.045)        (.026)
                          -------  -------  -------  -------  -------       -------
Net asset value, end of
 period.................    $1.00    $1.00    $1.00    $1.00    $1.00         $1.00
                          =======  =======  =======  =======  =======       =======
TOTAL RETURNS
Total investment return
 based on:
 net asset value(b).....     2.78%    1.71%    2.00%    3.35%    4.57%         5.53%(c)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of
 period (000's omitted).  $75,991  $57,314  $56,224  $54,751  $48,482       $27,945
Ratio to net assets of:
 Expenses, net of
  waivers and...........       80%     .77%     .70%     .58%     .44%          .19%(c)
 Expenses, before
  waivers and
  reimbursements........     1.21%    1.21%    1.16%    1.22%    1.16%         1.10%(c)
 Net investment
  income(d).............     2.77%    1.69%    1.97%    3.28%    4.39%         5.39%(c)

-------
(a) Commencement of operations.
(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.
(c) Annualized.
(d) Net of expenses reimbursed or waived by the Adviser.

                                 NEW JERSEY PORTFOLIO
                           ---------------------------------
                                         FEBRUARY 7, 1994(A)
                            YEAR ENDED         THROUGH
                           JUNE 30, 1995    JUNE 30, 1994
                           ------------- -------------------
Net asset value, begin-
 ning of period..........       $1.00            $1.00
                              -------          -------
INCOME FROM INVESTMENT
 OPERATIONS
Net investment income....        .029             .008
                              -------          -------
LESS: DISTRIBUTIONS
Dividends from net in-
 vestment income.........       (.029)           (.008)
                              -------          -------
Net asset value, end of
 period..................       $1.00            $1.00
                              =======          =======
TOTAL RETURNS
Total investment return
 based on:
 net asset value(b)......        2.93%            2.08%(c)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
 (000's omitted).........     $74,133          $36,909
Ratio to average net as-
 sets of:
 Expenses, net of waivers
  and reimbursements.....         .74%             .70%(c)
 Expenses, before waivers
  and reimbursements.....        1.29%            1.93%(c)
 Net investment
  income(d)..............        2.98%            2.07%(c)

-------
(a) Commencement of operations.
(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.
(c) Annualized.
(d) Net of expenses reimbursed or waived by the Adviser.

                                         VIRGINIA PORTFOLIO  FLORIDA PORTFOLIO
                                         ------------------ -------------------
                                         OCTOBER 25 1994(A) JULY 28, 1995(A) TO
                                              THROUGH        OCTOBER 17, 1995
                                           JUNE 30, 1995        (UNAUDITED)
                                         ------------------ -------------------
Net asset value, beginning of period....        $1.00               $1.00
                                              -------             -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income...................         .023                .008
                                              -------             -------
LESS DISTRIBUTIONS
Dividends from net investment income....        (.023)              (.008)
                                              -------             -------
Net asset value, end of period..........        $1.00               $1.00
                                              =======             =======
TAX RETURNS
Total investment return based on:
 net asset value(b).....................         3.48%(c)            3.67%(c)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omit-
 ted)...................................      $66,921             $18,065
Ratio to average net assets of:
 Expenses, net of waivers and reimburse-
  ments.................................          .44%(c)             .16%(c)
 Expenses, before waivers and reimburse-
  ments.................................         1.30%(c)            3.90%(c)
 Net investment income(d)...............         3.48%(c)            3.73%(c)

-------
(a) Commencement of operations.
(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and re-demption on the last day of the period.
(c) Annualized.
(d) Net of expenses reimbursed or waived by the Adviser.

  From time to time each Fund advertises its "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. To calculate the "yield," the amount of dividends paid on a share during a specified seven-day period is assumed to be paid each week over a 52-week period and is shown as a percentage of the investment. To calculate "effective yield," which will be higher than the "yield" because of compounding, the dividends paid are assumed to be reinvested. For ACR dividends for the seven days ended June 30, 1995 amounted to an annualized yield of 5.12%, equivalent to an effective yield of 5.25%. For AGR dividends for the seven days ended June 30, 1995, after expense reimbursement, amounted to an annualized yield of 4.97%, equivalent to an effective yield of 5.10%. Absent such reimbursement, the annualized yield for such period would have been 4.95%, equivalent to an effective yield of 5.08%. For ATR dividends for the seven days ended June 30, 1995, after expense reimbursement, amounted to an annualized yield of 4.97%, equivalent to an effective yield of 5.10%. Absent such reimbursement, the annualized yield for such period would have been 4.72%, equivalent to an effective yield of 4.85%. Dividends for AMT-General for the seven days ended June 30, 1995 amounted to an annualized yield of 3.25%, equivalent to an effective yield of 3.30%. Dividends for AMT-New York for the seven days ended June 30, 1995, after expense reimbursement, amounted to an annualized yield of 3.36%, equivalent to an effective yield of 3.42%. Absent expense reimbursement, the annualized yield for this period would have been 3.23%, equivalent to an effective yield of 3.29%. Dividends for AMT-California for the seven days ended June 30, 1995, after expense reimbursement, amounted to an annualized yield of 3.18%, equivalent to an effective yield of 3.23%. Absent expense reimbursement, the annualized yield for this period would have been 3.13%, equivalent to an effective yield of 3.18%. Dividends for AMT-Connecticut for the seven days ended June 30, 1995, after expense reimbursement, amounted to an annualized yield of 3.19%, equivalent to an effective yield of 3.24%. Absent expense reimbursement, the annualized yield for this period would have been 2.85%, equivalent to an effective yield of 2.90%. Dividends for AMT-New Jersey for the seven days ended June 30, 1995, after expense reimbursement, amounted to an annualized yield of 3.23%, equivalent to an effective yield of 3.28%. Absent expense reimbursement, the annualized yield for this period would have been 2.88%, equivalent to an effective yield of 2.93%. Dividends for AMT-Virginia for the seven days ended June 30, 1995, after expense reimbursement, amounted to an annualized yield of 3.54%, equivalent to an effective yield of 3.60%. Absent expense reimbursement, the annualized yield for this period would have been 3.24%, equivalent to an effective yield of 3.30%. AMT-Florida did not commence operations until after June 30, 1995.

                    INVESTMENT OBJECTIVES AND POLICIES

  The investment objectives of each of the Funds are--in the following order of priority--safety of principal, excellent liquidity and, to the extent con-sistent with the first two objectives, maximum current income that is, in the case of each portfolio of Alliance Municipal Trust, exempt from income taxa-tion to the extent described below. As a matter of fundamental policy, each Fund except for AMT-Florida, pursues its objectives by maintaining a portfolio of high-quality money market securities all of which at the time of investment have remaining maturities of one year (397 days with respect to ATR and AMT-New Jersey and AMT-Virginia) or less, which maturities may extend to 397 days. AMT-Florida pursues its objectives by investing in high quality municipal se-curities having remaining maturities of 397 days or less (which maturities may extend to such greater length of time as may be permitted from time to time pursuant to Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"), as amended). While the fundamental policies described above and the "other fundamental investment policies" described below may not be changed without shareholder approval, each Fund may upon notice to shareholders, but without such approval, change nonfundamental investment policies or create ad-ditional classes of shares in order to establish portfolios which may have different investment objectives. There can be no assurance that any Fund's ob-jectives will be achieved.

  The Funds will comply with Rule 2a-7 of the 1940 Act as amended from time to time, including the diversity, quality and maturity limitations imposed by the Rule. The average maturity of each Fund's portfolio cannot exceed 90 days. A more detailed description of Rule 2a-7 is set forth in each Fund's Statement of Additional Information.

ALLIANCE CAPITAL RESERVES

  The money market securities in which Alliance Capital Reserves ("ACR") in-vests include: (1) marketable obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities (collectively, the "U.S. Government"); (2) certificates of deposit, bankers' acceptances and interest bearing savings deposits issued or guaranteed by banks or savings and loan as-sociations having total assets of more than $1 billion and which are members of the Federal Deposit Insurance Corporation and certificates of deposit and bankers' acceptances denominated in U.S. dollars and issued by U.S. branches of foreign banks having total assets of at least $1 billion that are believed by the Adviser to be of quality equivalent to that of other such instruments in which the Fund may invest; (3) commercial paper of prime quality [i.e., rated A-1+ or A-1 by Standard & Poor's Corporation ("Standard & Poor's") or Prime-1 by Moody's Investors Service, Inc. ("Moody's") or, if not rated, is-sued by companies having outstanding debt securities rated AAA or AA by Stan-dard & Poor's, or Aaa or Aa by Moody's] and participation interests in loans extended by banks to such companies; and (4) repurchase agreements that are collateralized in full each day by liquid securities of the types listed above. These agreements are entered into with "primary dealers" (as designated by the Federal Reserve Bank of New York) in U.S. Government securities or State Street Bank and Trust Company, ACR's Custodian, and would create a loss to the Fund if, in the event of a dealer default, the proceeds from the sale of the collateral were less than the repurchase price. ACR may also invest in certificates of deposit issued by, and time deposits maintained at, foreign branches of domestic banks described in (2) above and prime quality dollar-de-nominated commercial paper issued by foreign companies meeting the criteria specified in (3) above.

  ACR may purchase restricted securities that are determined by the Adviser to be liquid in accordance with procedures adopted by the Trustees of ACR. Re-stricted securities are securities subject to contractual or legal restric-tions on resale, such as those arising from an issuer's reliance upon certain exemptions from registration under the Securities Act of 1933 (the "Securities Act"). The Fund may purchase restricted securities eligible for resale under Rule 144A under the Securities Act and commercial paper issued in reliance upon the exemption from registration in Section 4(2) of the Securities Act and, in each case, determined by the Adviser to be liquid in accordance with procedures adopted by the Trustees of the Fund.

  ACR may invest in asset-backed securities that meet its existing diversifi-cation, quality and maturity criteria.

Asset-backed securities are securities issued by special purpose entities whose primary assets consist of a pool of loans or accounts receivable. The securities may be in the form of a beneficial interest in a special purpose trust, limited partnership interest, or commercial paper or other debt securi-ties issued by a special purpose corporation. Although the securities may have some form of credit or liquidity enhancement, payments on the securities de-pend predominately upon collection of the loans and receivables held by the issuer. It is ACR's current intention to limit its investment in such securi-ties to not more than 5% of its net assets.

  OTHER FUNDAMENTAL INVESTMENT POLICIES. To maintain portfolio diversification and reduce investment risk, ACR may not: (1) invest more than 25% of its as-sets in the securities of issuers conducting their principal business activi-ties in any one industry although there is no such limitation with respect to U.S. Government securities or certificates of deposit, bankers' acceptances and interest bearing savings deposits; (2) invest more than 5% of its assets in securities of any one issuer (except the U.S. Government) although with re-spect to one-quarter of its total assets it may invest without regard to such limitation; (3) invest more than 5% of its assets in the securities of any is-suer (except the U.S. Government) having less than three years of continuous operation or purchase more than 10% of any class of the outstanding securities of any issuer (except the U.S. Government); (4) borrow money except from banks on a temporary basis or via entering into reverse repurchase agreements in ag-gregate amounts not exceeding 15% of its assets and to facilitate the orderly maturation and sale of portfolio securities during any periods of abnormally heavy redemption requests; or (5) mortgage, pledge or hypothecate its assets except to secure such borrowings.

  As a matter of operating policy, fundamental policy number (2) would give ACR the ability to invest, with respect to 25% of its assets, more than 5% of its assets in any one issuer only in the event Rule 2a-7 is amended in the fu-ture.

ALLIANCE GOVERNMENT RESERVES

  The securities in which Alliance Government Reserves ("AGR") invests are:
(1) marketable obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities (collectively, the "U.S. Government"), in-cluding issues of the United States Treasury, such as bills, certificates of indebtedness, notes and bonds, and issues of agencies and instrumentalities established under the authority of an act of Congress; and (2) repurchase agreements that are collateralized in full each day by the types of securities listed above. These agreements are entered into with "primary dealers" (as designated by the Federal Reserve Bank of New York) in U.S. Government securi-ties or State Street Bank and Trust Company, the Fund's Custodian, and would create a loss to the Fund if, in the event of a dealer default, the proceeds from the sale of the collateral were less than the repurchase price. The Fund may commit up to 15% of its net assets to the purchase of when-issued U.S. Government securities, whose value may fluctuate prior to their settlement, thereby creating an unrealized gain or loss to the Fund.

  OTHER FUNDAMENTAL INVESTMENT POLICIES. To maintain portfolio diversification and reduce investment risk, AGR may not: (1) borrow money except from banks on a temporary basis or via entering into reverse repurchase agreements in aggre-gate amounts not exceeding 10% of its assets and to be used exclusively to fa-cilitate the orderly maturation and sale of portfolio securities during any periods of abnormally heavy redemption requests, if they should occur; such borrowings may not be used to purchase investments and it will not purchase any investment while any such borrowings exist; or (2) pledge, hypothecate or in any manner transfer, as security for indebtedness, its assets except to se-cure such borrowings.

ALLIANCE TREASURY RESERVES

  The securities in which Alliance Treasury Reserves ("ATR") invests are: (1) issues of the U.S. Treasury, such as bills, certificates of indebtedness, notes and bonds; and (2) repurchase agreements that are collateralized in full each day by the types of securities listed above. These agreements are entered into with "primary dealers" (as designated by the Federal Reserve Bank of New
York) in U.S. Government securities or State Street Bank and Trust Company, ATR's Custodian. For each repurchase agreement, ATR requires continual mainte-nance of the market value of the underlying collateral in amounts equal to, or in excess of, the agreement amount. In the event of a dealer default, ATR might suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. ATR may commit up to 15% of its net assets to the pur-chase of when-issued U.S. Treasury securities. Delivery and payment for when-issued securities takes place after the transaction date. The payment amount and the interest rate that will be received on the securities are fixed on the transaction date. The value of such securities may fluctuate prior to their settlement, thereby creating an unrealized gain or loss to ATR.

  OTHER FUNDAMENTAL INVESTMENT POLICIES. To maintain portfolio diversification and reduce investment risk, ATR may not: (1) borrow money except from banks on a temporary basis or via entering into reverse repurchase agreements in aggre-gate amounts not exceeding 10% of its assets and to be used exclusively to fa-cilitate the or-derly maturation and sale of portfolio securities during any periods of abnormally heavy redemption requests, if they should occur; such borrowings may not be used to purchase investments and it will not purchase any investment while any such borrowings exist; or (2) pledge, hypothecate or in any manner transfer, as security for indebtedness, its assets except to se-cure such borrowings.

ALLIANCE MUNICIPAL TRUST

  The investment objectives of each Portfolio are safety of principal, liquid-ity and, to the extent consistent with these objectives, maximum current in-come that is exempt from income taxation to the extent described below. Except when a Portfolio assumes a temporary defensive position, as a matter of funda-mental policy, at least 80% of each Portfolio's total assets will be invested in municipal securities (as opposed to the taxable investments described be-low). Normally, substantially all of each Portfolio's income will be tax-ex-empt as described below (e.g., for 1994, 100% of the income of each Portfolio was exempt from Federal income taxes; the Florida Portfolio had not yet been established).

  THE GENERAL PORTFOLIO seeks maximum current income that is exempt from Fed-eral income taxes by investing principally in a diversified portfolio of high quality municipal securities. Such income may be subject to state or local in-come taxes.

  THE NEW YORK PORTFOLIO seeks maximum current income that is exempt from Fed-eral, New York state and New York City personal income taxes by investing, as a matter of fundamental policy, not less than 65% of its total assets in a portfolio of high quality municipal securities issued by New York state or its political subdivisions.

  THE CALIFORNIA PORTFOLIO seeks maximum current income that is exempt from Federal and California state personal income taxes by investing, as a matter of fundamental policy, not less than 65% of its total assets in a portfolio of high quality municipal securities issued by the State of California or its po-litical subdivisions.

  THE CONNECTICUT PORTFOLIO seeks maximum current income that is exempt from Federal and Connecticut state personal income taxes by investing, as a matter of fundamental policy, not less than 65% of its total assets in a portfolio of high quality municipal securities issued by the State of Connecticut or its political subdivisions.

  THE NEW JERSEY PORTFOLIO seeks maximum current income that is exempt from Federal and New Jersey state personal income taxes by investing, as a matter of fundamental policy, not less than 65% of its total assets in a portfolio of high quality municipal securities issued by the State of New Jersey or its po-litical subdivisions. The New Jersey Portfolio will invest not less than 80% of its net assets in securities the interest on which is exempt from New Jer-sey personal income taxes [i.e. New Jersey municipal securities and obliga-tions of the U.S. Government, its agencies and instrumentalities ("U.S. Gov-ernment Securities")]. In addition, during periods when Alliance Capital Man-agement L.P. (the "Adviser") believes that New Jersey municipal securities that meet the New Jersey Portfolio's standards are not available, it may in-vest a portion of its assets in securities whose interest payments are only federally tax-exempt.

  THE VIRGINIA PORTFOLIO seeks maximum current income that is exempt from Fed-eral and Virginia state personal income taxes by investing, as a matter of fundamental policy, not less than 65% of its total assets in a portfolio of high quality municipal securities issued by the Commonwealth of Virginia or its political subdivisions.

  THE FLORIDA PORTFOLIO seeks maximum current income that is exempt from Fed-eral income tax and State of Florida intangible tax by investing not less than 65% of its total assets in a portfolio of high-quality municipal securities issued by Florida or its political subdivisions.

  Each Portfolio of the Fund may invest without limitation in tax-exempt mu-nicipal securities subject to the alternative minimum tax (the "AMT").

  Under current Federal income tax law, (1) interest on tax-exempt municipal securities issued after August 7, 1986 which are "specified private activity bonds," and the proportionate share of any exempt-interest dividends paid by a regulated investment company which receives interest from such specified pri-vate activity bonds, will be treated as an item of tax preference for purposes of the AMT imposed on individuals and corporations, though for regular Federal income tax purposes such interest will remain fully tax-exempt, and (2) inter-est on all tax-exempt obligations will be included in "adjusted current earn-ings" of corporations for AMT purposes. Such bonds have provided, and may con-tinue to provide, somewhat higher yields than other comparable municipal secu-rities. See below, "Daily Dividends, Other Distributions, Taxes."

  There can be no assurance that the Portfolios will achieve their investment objectives. Potential investors in the New York, California, Connecticut, New Jersey, Virginia and Florida Portfolios should consider the greater risk of the concentration of such Portfolios versus the safety that comes with less concentrated investments and should compare yields available on portfolios of the relevant state's issues with those of more diversified portfolios, includ-ing other states' issues, before making an investment decision. The Adviser believes that by maintaining each Portfolio's investments in liquid, short-term, high quality investments, each Portfolio is largely insulated from the credit risks that exist on long-term municipal securities of the relevant state. See the Statement of Additional Information for a more detailed discus-sion of the financial condition of New York, California, Connecticut, New Jer-sey, Virginia and Florida.

  MUNICIPAL SECURITIES. The municipal securities in which each Portfolio in-vests include municipal notes and short-term municipal bonds. Municipal notes are generally used to provide for short-term capital needs and generally have maturities of one year or less. Examples include tax anticipation and revenue anticipation notes, which are generally issued in anticipation of various sea-sonal revenues, bond anticipation notes, and tax-exempt commercial paper. Short-term municipal bonds may include general obligation bonds, which are se-cured by the issuer's pledge of its faith, credit and taxing power for payment of principal and interest, and revenue bonds, which are generally paid from the revenues of a particular facility or a specific excise or other source.

  A Portfolio may invest in variable rate obligations whose interest rates are adjusted either at predesignated periodic intervals or whenever there is a change in the market rate to which the security's interest rate is tied. Such adjustments minimize changes in the market value of the obligation and, ac-cordingly, enhance the ability of the Portfolio to maintain a stable net asset value. Variable rate securities purchased may include participation interests in industrial development bonds backed by letters of credit of Federal Deposit Insurance Corporation member banks having total assets of more than $1 bil-lion. The letters of credit of any single bank in respect of all variable rate obligations will not cover more than 10% of a Portfolio's total assets.

  Each Portfolios' municipal securities at the time of purchase are rated within the two highest quality ratings of Moody's Investors Service, Inc. (Aaa and Aa, MIG 1 and MIG 2, or VMIG 1 and VMIG 2) or Standard & Poor's Corpora-tion (AAA and AA or SP-1 and SP-2), or judged by the Adviser to be of compara-ble quality. Securities must also meet credit standards applied by the Adviser.

  A Portfolio also may invest in stand-by commitments, which may involve cer-tain expenses and risks, but such commitments are not expected to comprise more than 5% of any Portfolio's net assets. A Portfolio may commit up to 15% of its net assets to the purchase of when-issued securities. The Fund's custo-dian will maintain, in a separate account of the respective Portfolio, liquid high-grade debt securities having value equal to, or greater than, such when-issued securities. The price of when-issued securities, which is generally ex-pressed in yield terms, is fixed at the time the commitment to pur-chase is made, but delivery and payment for such securities takes place at a later time. Normally the settlement date occurs from within ten days to one month after the purchase of the issue. The value of when-issued securities may fluctuate prior to their settlement, thereby creating an unrealized gain or loss to a Portfolio.

  Taxable Investments. The taxable investments in which each Portfolio may in-vest include obligations of the U.S. Government and its agencies, high quality certificates of deposit and bankers' acceptances, prime commercial paper, and repurchase agreements.

  Other Fundamental Investment Policies. To reduce investment risk, the Gen-eral Portfolio may not invest more than 25% of its total assets in municipal securities whose issuers are located in the same state, and no Portfolio may invest more than 25% of its total assets in municipal securities the interest upon which is paid from revenues of similar-type projects; a Portfolio may not invest more than 5% of its total assets in the securities of any one issuer except the U.S. Government, although (i) with respect to 25% of its total as-sets the General Portfolio may invest up to 10% per issuer, and (ii) the New York, California, Connecticut, New Jersey, Virginia and Florida Portfolios may invest 50% of their respective total assets in as few as four issuers (but no more than 25% of total assets in any one issuer); and a Portfolio may not pur-chase more than 10% of any class of the voting securities of any one issuer except those of the U.S. Government.

                       PURCHASE AND REDEMPTION OF SHARES

OPENING ACCOUNTS

  Instruct your IMS Investment Advisor to use ACR, AGR, ATR, AMT-General, AMT-NY, AMT-CA, AMT-CT, AMT-NJ, AMT-VA or AMT-FL in conjunction with your broker-age account.

  The Funds will send you a statement of the beginning balance in your Fund account immediately following receipt of your first investment.

SUBSEQUENT INVESTMENTS

 A. BY CHECK THROUGH IMS

  Mail or deliver your check or negotiable draft payable to "Pershing" to IMS which will deposit it into the Fund(s). Please indicate your IMS account num-ber on the check or draft.

 B. BY SWEEP

  IMS has available an automatic "sweep" for the Funds in the operation of brokerage accounts for its customers. Once a week all cash exceeding $100 which has come into your brokerage account from interest and dividends paid on your securities held in "street" name is moved into your account.

REDEMPTIONS

 A. BY CONTACTING YOUR IMS INVESTMENT ADVISOR

  Instruct your IMS Investment Advisor to order a withdrawal from your Fund account to purchase securities or to make payment with a Pershing check either to you or to your designated payee.

 B. BY CHECK-WRITING

  With this service, you may write checks made payable to any payee in any amount of $100 or more. Checks cannot be written for more than the principal balance (not including any accrued dividends) in your account. First you must fill out the Signature Card which you can obtain from your IMS Investment Ad-visor. There is no separate charge for the check-writing service. The check-writing service enables you to receive the daily dividends declared on the shares to be redeemed until the day that your check is presented for payment.

                            ADDITIONAL INFORMATION

  SHARE PRICE. Shares are sold and redeemed on a continuous basis without sales or redemption charges at their net asset value which is expected to be constant at $1.00 per share, although this price is not guaranteed. The net asset value of each Fund's shares is determined each business day at 12:00 Noon and 4:00 p.m. (New York time). The net asset value per share of a Fund is calculated by taking the sum of the value of that Fund's investments (amor-tized cost value is used for this purpose) and any cash or other assets, sub-tracting liabilities, and dividing by the total number of shares outstanding. All expenses, including the fees payable to the Adviser, are accrued daily.

  TIMING OF INVESTMENTS AND REDEMPTIONS. The Funds have two transaction times each business day, 12:00 Noon and 4:00 p.m. (New York time). New investments represented by Federal funds or bank wire monies received by State Street Bank at any time during a day prior to 4:00 p.m. are entitled to the full dividend to be paid to shareholders for that day. Shares do not earn dividends on the day a redemption is effected regardless of whether the redemption order is re-ceived before or after 12:00 Noon. However, if you wish to have Federal funds wired the same day of your telephone redemption request, make sure that your request will be received by the Fund prior to 12:00 Noon.

  During periods of drastic economic or market developments, such as the mar-ket break of October 1987, it is possible that shareholders would have diffi-culty in reaching Alliance Fund Services, Inc. by telephone (although no such difficulty was apparent at any time in connection with the 1987 market break). If a shareholder were to experience such difficulty, the shareholder should issue written instructions to Alliance Fund Services, Inc. at the address shown on page 16 of this prospectus. The Funds reserve the right to suspend or terminate their telephone redemption service at any time without notice. Nei-ther the Funds nor the Adviser, or Alliance Fund Services, Inc. will be re-sponsible for the authenticity of telephone requests for redemptions that the Funds reasonably believe to be genuine. The Funds will employ reasonable pro-cedures in order to verify that telephone requests for redemptions are genu-ine, including among others, recording such telephone instructions and causing written confirmations of the resulting transactions to be sent to sharehold-ers. If the Funds did not employ such procedures, they could be liable for losses arising from unauthorized or fraudulent telephone instructions. Se-lected dealers or agents may charge a commission for handling telephone re-quests for redemptions.

  Redemption proceeds are normally wired or mailed either the same or the next business day, but in no event later than seven days, unless redemptions have been suspended or postponed due to the determination of an "emergency" by the Securities and Exchange Commission or to certain other unusual conditions.

  SMALL ACCOUNT CHARGE. The Funds impose service charges upon financial inter-mediaries to reflect the relatively higher costs of small accounts and small transactions; these intermediaries may in turn pass on such charges to af-fected accounts.

  MINIMUMS. Each Fund has minimums of $500 for initial investments, $100 for subsequent investments, and $500 for account balances.

  DAILY DIVIDENDS, OTHER DISTRIBUTIONS, TAXES. All net income of each Fund is determined each business day at 4:00 p.m. (New York time) and is paid immedi-ately thereafter pro rata to shareholders of that Fund of record via automatic investment in additional full and fractional shares of that Fund in each shareholder's account. As such additional shares are entitled to dividends on following days, a compounding growth of income occurs.

  Net income consists of all accrued interest income on Fund assets less the Fund's expenses applicable to that dividend period. Realized gains and losses are reflected in its net asset value and are not included in net income.

  Distributions to you out of tax-exempt interest income earned by each Port-folio of Alliance Municipal Trust are not subject to Federal income tax (other than the AMT), but, in the case of the General Portfolio, may be subject to state or local income taxes. Any exempt-interest dividends derived from interest on municipal securities subject to the AMT will be a specific preference item for purposes of the Federal indi-vidual and corporate AMT. Distributions to residents of New York out of income earned by the New York Portfolio from New York municipal securities are exempt from New York state and New York City personal income taxes. Distributions to residents of California out of income earned by the California Portfolio from California municipal securities are exempt from California personal income taxes. Distributions to individuals who are residents of Connecticut out of income earned by the Connecticut Portfolio from Connecticut municipal securi-ties are exempt from Connecticut personal income taxes. Distributions to resi-dents of New Jersey out of income earned by the New Jersey Portfolio from New Jersey municipal securities or U.S. Government Securities are exempt from New Jersey state personal income taxes. Distributions from the New Jersey Portfo-lio are, however, subject to the New Jersey Corporation Business (Franchise) Tax and the New Jersey Corporation Income Tax payable by corporate sharehold-ers. Distributions to residents of Virginia out of income earned by the Vir-ginia Portfolio from Virginia municipal securities or obligations of the United States or any authority, commission or instrumentality of the United States are exempt from Virginia individual, estate, trust, or corporate income tax. Dividends paid by the Florida Portfolio to individual Florida sharehold-ers will not be subject to Florida income tax, which is imposed only on corpo-rations. However, Florida currently imposes an "intangible tax" at the rate of $2.00 per $1,000 taxable value of certain securities, such as shares of the Portfolio, and other intangible assets owned by Florida residents. U.S. Gov-ernment securities and Florida municipal securities are exempt from this in-tangible tax. It is anticipated that the Florida Portfolio shares will qualify for exemption from the Florida intangible tax. In order to so qualify, the Florida Portfolio must, among other things, have its entire portfolio invested in U.S. Government securities and Florida municipal securities on December 31 of any year. Exempt-interest dividends paid by the Florida Portfolio to corpo-rate shareholders will be subject to Florida corporate income tax. Distribu-tions out of taxable interest income, other investment income, and short-term capital gains are taxable to you as ordinary income and distributions of long-term capital gains, if any, are taxable as long-term capital gains irrespec-tive of the length of time you may have held your shares. Distributions of short and long-term capital gains, if any, are normally made near year-end. Each year shortly after December 31, the Funds will send you tax information stating the amount and type of all its distributions for the year just ended.

  THE ADVISER. Each Fund retains Alliance Capital Management L. P., 1345 Ave-nue of the Americas, New York, NY 10105 under separate Advisory Agreements to provide investment advice and, in general, to supervise its management and in-vestment program, subject to the general control of the Trustees of each Fund. For the fiscal year ended June 30, 1995, ACR, AGR, ATR, AMT-General, AMT-NY, AMT-CA, AMT-CT and AMT-NJ each paid the Adviser an advisory fee at an annual rate of .46, .46, .38, .50, .42, .50, .19 and .05 of 1%, respectively, of the average daily value of the respective Portfolio's net assets. For the period ended June 30, 1995, the Adviser waived the advisory fee for AMT-VA. AMT-FL pays an advisory fee at an annual rate of .50 of 1% of up to $1.25 billion of the average daily value of its net assets, .49 of 1% of the next $.25 billion of such assets, .48 of 1% of the next $.25 billion of such assets, .47 of 1% of the next $.25 billion of such assets, .46 of 1% of the next $1 billion of such assets and .45 of 1% of its average daily net assets in excess of $3 bil-lion. The fee is accrued daily and paid monthly.

  Under a Distribution Services Agreement (the "Agreement"), each Fund pays the Adviser at a maximum annual rate of .25 of 1% of the Fund's aggregate av-erage daily net assets. For the fiscal year ended June 30, 1995, ACR, AGR, AMT-General, AMT-NY, AMT-CA, AMT-CT, AMT-NJ and AMT-VA each paid the Adviser a distribution services fee at an annual rate of .25, .23, .24, .15, .17, .15,
 .15 and .15 of 1%, respectively, of the average daily value of the net assets of each Portfolio. For the period June 30, 1995, the Adviser waived the dis-tribution fee for ATR. AMT-FL did not commence operations until after June 30, 1995. Substantially all such monies (together with significant amounts from the Adviser's own resources) are paid by the Adviser to broker-dealers and other financial intermediaries for their distribution assistance and to banks and other depository institutions for administrative and accounting services provided to the Funds, with any remaining amounts being used to partially de-fray other expenses in-curred by the Adviser in distributing the Funds' shares. The Funds believe that the administrative services provided by depository institutions are per-missible activities under present banking laws and regulations and will take appropriate actions (which should not adversely affect the Funds or their shareholders) in the future to maintain such legal conformity should any changes in, or interpretations of, such laws or regulations occur.

  The Adviser will reimburse each Fund to the extent that aggregate operating expenses of that Fund (including the Adviser's fee and expenses incurred under the Agreement) exceed 1% of its average daily net assets for any fiscal year.

  CUSTODIAN, TRANSFER AGENT AND DISTRIBUTOR. State Street Bank and Trust Com-pany, P.O. Box 1912, Boston, MA 02105, is the Funds' Custodian. Alliance Fund Services, Inc., P.O. Box 1520, Secaucus, NJ 07096-1520 and Alliance Fund Dis-tributors, Inc., 1345 Avenue of the Americas, New York, NY 10105, are the Funds' Transfer Agent and Distributor, respectively.

  FUND ORGANIZATION. AGR and ATR are series of Alliance Government Reserves which is a diversified open-end management investment company registered under the 1940 Act. The Fund was reorganized as a Massachusetts business trust in October 1984, having previously been a Maryland corporation since its forma-tion in December 1978. ACR and AMR (not offered by this prospectus) are series of Alliance Capital Reserves, a diversified open-end management investment company registered under the 1940 Act. The Fund was reorganized as a Massachu-setts business trust in October 1984, having previously been a Maryland corpo-ration since its formation in April 1978. AMT-General is a diversified, and AMT-NY, AMT-CA, AMT-CT, AMT-NJ, AMT-VA and AMT-FL are non-diversified series of Alliance Municipal Trust, which is also an open-end management investment company registered under the 1940 Act. The Fund was reorganized as a Massachu-setts business trust in April 1985, having previously been a Maryland corpora-tion since its formation in January 1983. Each such investment company is or-ganized as a Massachusetts business trust. Each Fund's activities are super-vised by its Trustees. Normally, shares of each series of Alliance Municipal Trust, Alliance Government Reserves and Alliance Capital Reserves are entitled to one vote per share, and vote as a single series, on matters that affect each series in substantially the same manner. Massachusetts law does not re-quire annual meetings of shareholders and it is anticipated that shareholder meetings will be held only when required by Federal law. Shareholders have available certain procedures for the removal of Trustees.

  REPORTS. You receive semi-annual and annual reports for your Fund as well as a monthly summary of your account. You can arrange for a copy of each of your account statements to be sent to other parties.

  Since this prospectus sets forth information about all the Funds, it is the-oretically possible that a Fund might be liable for any materially inaccurate or incomplete disclosure in this prospectus concerning another Fund. Based on the advice of counsel, however, the Funds believe that the potential liability of each Fund with respect to the disclosure in this prospectus extends only to the disclosure relating to that Fund.